Other Operating Expenses - Litigation costs - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Other Operating Expenses [Line Items]
Losses on litigation settlements	£ 2,023	£ 2,387	£ 2,486
R J Reynolds Tobacco Company | Illinois | Master settlement agreement
Other Operating Expenses [Line Items]
Additional credit received		26
Engle and Other Litigations Costs
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses	96	£ 170	54
Engle And Other Litigations Costs, NPM Adjustment Credit
Other Operating Expenses [Line Items]
Other adjusting items which have been adjusted within other operating expenses	£ (6)
Final resolution | R J Reynolds Tobacco Company | Texas and Minnesota
Other Operating Expenses [Line Items]
Losses on litigation settlements			£ 12	$ 17